Investment Property (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Investment Property

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$717,823	-	12,483	730,306
Fair Value	$2,213,184			2,252,170

	For the year ended December 31, 2019
	Balance, Beginning of Year	Additions	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$730,306	-	(667)	729,639
Buildings	-	-	1,418,652	1,418,652
Right-of-use assets	-	-	28,570	28,570
	730,306	-	1,446,555	2,176,861
Accumulated Depreciation:
Buildings	-	7,363	612,618	619,981
Right-of-use assets	-	302	1,448	1,750
	-	7,665	614,066	621,731
Net carrying amounts	$730,306			1,555,130
Fair Value	$2,252,170			4,057,848

Schedule of Fair Value Measurements Inputs

The significant inputs used in the fair value measurement were as follows:

	December 31,
	2018	2019

Overall capital interest rate	1.86%	2.53%
Rate of return	10.00%	15.00%
Capitalization rate	12.00%	8.00%~12.00%